Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Deferred income tax (recovery) expense	$ 37.1	$ (35.2)
Reconciliation of provision for income taxes
Net income before income taxes	$ 857.8	$ 339.5
Statutory tax rate (as a percent)	26.50%	26.50%
Tax expense at statutory rate	$ 227.3	$ 90.0
Change in unrecognized deductible temporary differences	(12.9)	(6.4)
Income not taxable	(6.7)	(4.2)
Differences in foreign statutory tax rates	(83.6)	(66.0)
Differences due to changing future tax rates	(1.1)	(0.8)
Other	1.1	0.7
Income tax expense (recovery)	$ 124.1	$ 13.3